Other income	3 Months Ended
Jun. 30, 2019
Other Income [Line Items]
Disclosure Of Other Operating Income Explanatory

Note 5 Other income

	For the quarter ended			Year-to-date
USD million	30.6.19	31.3.19	30.6.18	30.6.19	30.6.18
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries[1]	10	1	(1)	11	(1)
Net gains / (losses) from disposals of investments in associates	0	4	0	4	0
Share of net profits of associates and joint ventures	10	15	15	25	31
Total	20	19	14	39	30
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income	1	1	0	2	0
Net gains / (losses) from disposals of financial assets measured at amortized cost	0	0	(1)	0	0
Income from properties[2]	6	7	6	13	12
Net gains / (losses) from disposals of properties held for sale	7	0	0	7	0
Income from shared services provided to UBS Group AG or its subsidiaries	127	120	106	247	233
Other	70	22	23	91	47
Total other income	232	169	149	400	322
1 Includes foreign exchange gains / (losses) reclassified from other comprehensive income related to disposed foreign subsidiaries and branches. 2 Includes rent received from third parties.